PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

9.    PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following:

	As of	As of
	December 31,	December 31,
	2023	2024
	US$	US$

Machinery and equipment	93,928	94,091
Electronics and office equipment	469	424
Motor vehicles	1,029	1,127
Leasehold improvements	5,549	5,433
Construction in progress	—	272

Property and equipment, cost	100,975	101,347
Less: Accumulated depreciation	(43,752)	(50,308)
Less: Provision for impairment	(34,390)	(31,143)

Property and equipment, net	22,833	19,896

Depreciation expenses from continuing operations for the years ended December 31, 2022, 2023 and 2024 were approximately US$24,047, US$9,852 and US$10,149, respectively. Depreciation expenses from discontinued operations were approximately US$3, US$6 and nil for the years ended December 31, 2022, 2023 and 2024, respectively.

Impairment as of December 31, 2023 and 2024 was mainly due to the impairment of mining machines in Kazakhstan and the USA. Impairment loss for the years ended December 31, 2022, 2023 and 2024 were approximately US$35,224, nil and nil, respectively.

Gain (loss) on disposal of property and equipment for the years ended December 31, 2022, 2023 and 2024 were approximately nil, US$(3) and US$51, respectively.